UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                               GAMCO MATHERS FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

                                                 Sincerely yours,

                                                 -s- Bruce N. Alpert
                                                 ------------------------
                                                 Bruce N. Alpert
                                                 Executive Vice President

August 27, 2008

GAMCO MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008 through June 30, 2008
                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            Beginning        Ending       Annualized    Expenses
                          Account Value   Account Value    Expense     Paid During
                            01/01/08         06/30/08       Ratio        Period*
                          --------------------------------------------------------
GAMCO MATHERS FUND
ACTUAL FUND RETURN
GAMCO Mathers             $    1,000.00   $    1,005.70         2.07%  $     10.32

HYPOTHETICAL 5% RETURN
GAMCO Mathers             $    1,000.00   $    1,014.57         2.07%  $     10.37

----------
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

                               GAMCO MATHERS FUND

U.S. Government Obligations ............      93.7%
Repurchase Agreements ..................       6.3%
Computer Software and Services .........       0.2%
Business Services ......................       0.1%
Other Assets and Liabilities (Net) .....      (0.3)%
                                             -----
                                             100.0%
                                             =====

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                         MARKET
SHARES                                                        COST       VALUE
------                                                      --------    --------
              COMMON STOCKS -- 0.3%

              BUSINESS SERVICES -- 0.1%
   500        ChoicePoint Inc.+ ....................        $ 24,428    $ 24,100
                                                            --------    --------

              COMPUTER SOFTWARE AND SERVICES -- 0.2%
   500        NAVTEQ Corp.+ ........................          38,628      38,500
                                                            --------    --------

              TOTAL COMMON STOCKS ..................          63,056      62,600
                                                            --------    --------

 PRINCIPAL
  AMOUNT
-----------
              SHORT-TERM OBLIGATIONS -- 100.0%

              REPURCHASE AGREEMENTS -- 6.3%
$ 1,608,787   State Street Bank & Trust Co., 1.100%,
               dated 06/30/08, due 07/01/08, proceeds
               at maturity, $1,608,836 (a) ..............   1,608,787   1,608,787
                                                            ---------   ---------

 PRINCIPAL                                                                     MARKET
  AMOUNT                                                        COST           VALUE
-----------                                                  ------------   ------------
              U.S. TREASURY BILLS -- 93.7%

$24,000,000   U.S. Treasury Bill, 1.808%++, 07/10/08 .....   $ 23,989,320   $ 23,989,320
                                                             ------------   ------------

              TOTAL SHORT-TERM OBLIGATIONS ...............     25,598,107     25,598,107
                                                             ------------   ------------

              TOTAL INVESTMENTS -- 100.3% ................   $ 25,661,163     25,660,707
                                                             ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.3)%                       (65,966)
                                                                            ------------

              NET ASSETS -- 100.0% .......................                  $ 25,594,741
                                                                            ============

----------
(a) Collateralized by $1,165,000 U.S. Treasury Bond, 8.500%, due 02/15/20, market value $1,643,278.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $24,052,376) ...........   $ 24,051,920
   Repurchase agreements, at value
     (cost $1,608,787) ................................      1,608,787
   Deposit at broker ..................................            300
   Dividends and interest receivable ..................             49
   Prepaid expenses ...................................         17,505
                                                          ------------
   TOTAL ASSETS .......................................     25,678,561
                                                          ------------
LIABILITIES:
   Payable for investment advisory fees ...............         21,138
   Payable for distribution fees ......................          5,284
   Payable for audit fees .............................         27,884
   Payable for shareholder
     communications expenses ..........................         13,373
   Payable for legal fees .............................          6,776
   Payable for shareholder services fees ..............          5,660
   Other accrued expenses .............................          3,705
                                                          ------------
   TOTAL LIABILITIES ..................................         83,820
                                                          ------------
   NET ASSETS applicable to 2,435,224
     shares outstanding ...............................   $ 25,594,741
                                                          ============
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value ...............   $ 39,098,965
   Accumulated net investment income ..................          3,573
   Accumulated net realized loss on investments .......    (13,507,341)
   Net unrealized depreciation on investments .........           (456)
                                                          ------------
   NET ASSETS .........................................   $ 25,594,741
                                                          ============
   NET ASSET VALUE, offering and redemption price
     per share ($25,594,741 / 2,435,224 shares
     outstanding; unlimited number of shares
     authorized) ......................................   $      10.51
                                                          ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Interest ...........................................   $ 279,566
   Other income .......................................       3,827
                                                          ---------
   TOTAL INVESTMENT INCOME ............................     283,393
                                                          ---------
EXPENSES:
   Investment advisory fees ...........................     130,193
   Distribution fees ..................................      32,548
   Trustees' fees .....................................      28,541
   Legal and audit fees ...............................      21,751
   Shareholder services fees ..........................      18,101
   Shareholder communications expenses ................      18,077
   Registration expenses ..............................       7,220
   Custodian fees .....................................       5,968
   Interest expense ...................................         643
   Miscellaneous expenses .............................       6,657
                                                          ---------
   TOTAL EXPENSES .....................................     269,699
   Less: Custodian fee credits ........................          (6)
                                                          ---------
   NET EXPENSES .......................................     269,693
                                                          ---------
   NET INVESTMENT INCOME ..............................      13,700
                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND SECURITIES SOLD SHORT:
   Net realized gain on investments ...................     164,097
                                                          ---------
   Net change in unrealized appreciation/depreciation
     on investments ...................................       1,238
   Net change in unrealized appreciation/depreciation
     on securities sold short .........................     (33,060)
                                                          ---------
   Net change in unrealized appreciation/depreciation
     on investments and securities sold short .........     (31,822)
                                                          ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND SECURITIES SOLD SHORT ............     132,275
                                                          ---------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................   $ 145,975
                                                          =========

                See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 2008       YEAR ENDED
                                                                      (UNAUDITED)     DECEMBER 31, 2007
                                                                   ----------------   -----------------
OPERATIONS:
   Net investment income .......................................   $         13,700   $         675,212
   Net realized gain on investments ............................            164,097             859,510
   Net change in unrealized appreciation/depreciation on
     investments and securities sold short .....................            (31,822)           (461,030)
                                                                   ----------------   -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........            145,975           1,073,692
                                                                   ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................                 --            (687,307)
                                                                   ----------------   -----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................                 --            (687,307)
                                                                   ----------------   -----------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net decrease in net assets from shares of beneficial interest
     transactions ..............................................           (884,396)         (5,156,485)
                                                                   ----------------   -----------------

   REDEMPTION FEES .............................................                 --                   1
                                                                   ----------------   -----------------

   NET DECREASE IN NET ASSETS ..................................           (738,421)         (4,770,099)

NET ASSETS:
   Beginning of period .........................................         26,333,162          31,103,261
                                                                   ----------------   -----------------
   End of period (including undistributed net investment income
     of $3,573 and $0, respectively) ...........................   $     25,594,741   $      26,333,162
                                                                   ================   =================

                See accompanying notes to financial statements.

GAMCO MATHERS FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                                 SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2008    -------------------------------------------------------
                                                   (UNAUDITED)       2007         2006      2005         2004       2003
                                                 ----------------  --------     --------  --------     --------   --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .......      $  10.45      $  10.36     $  10.44  $  10.49     $  10.60   $  10.81
                                                     --------      --------     --------  --------     --------   --------
   Net investment income (loss) (a) ...........          0.01          0.24         0.32      0.13        (0.06)     (0.07)
   Net realized and unrealized gain (loss)
    on investments and securities sold short...          0.05          0.13        (0.02)       --        (0.05)     (0.14)
                                                     --------      --------     --------  --------     --------   --------
   Total from investment operations ...........          0.06          0.37         0.30      0.13        (0.11)     (0.21)
                                                     --------      --------     --------  --------     --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ......................            --         (0.28)       (0.38)    (0.18)          --         --
                                                     --------      --------     --------  --------     --------   --------
   Total distributions ........................            --         (0.28)       (0.38)    (0.18)          --         --
                                                     --------      --------     --------  --------     --------   --------
   REDEMPTION FEES ............................            --          0.00 (b)       --      0.00 (b)       --         --
                                                     --------      --------     --------  --------     --------   --------
   NET ASSET VALUE, END OF PERIOD .............      $  10.51      $  10.45     $  10.36  $  10.44     $  10.49   $  10.60
                                                     ========      ========     ========  ========     ========   ========
   Total return + .............................          0.57%         3.56%        2.88%     1.23%       (1.04)%    (1.94)%
                                                     ========      ========     ========  ========     ========   ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .......      $ 25,595      $ 26,333     $ 31,103  $ 37,614     $ 41,258   $ 60,846
   Ratio of net investment income (loss) to
    average net assets ........................          0.11% (c)     2.25%        2.99%     1.27%       (0.61)%    (0.61)%
   Ratio of operating expenses to average
    net assets ................................          2.07% (c)     2.28%        2.14%     2.14%        1.90%      1.67%
   Ratio of operating expenses to average
    net assets excluding the effect of
    dividends on securities sold short ........          2.07% (c)     2.15%        1.87%     1.85%        1.77%      1.64%
   Portfolio turnover rate ++ .................         1,642%          226%         121%      149%         176%       244%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2005, 2004, and 2003 would have been 184%, 207%, and 277%, respectively. The portfolio turnover rate for the fiscal years ended 2007 and 2006 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c)   Annualized.

                See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (UNAUDITED)

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
VALUATION INPUTS
Level 1 - Quoted Prices                            $       62,600
Level 2 - Other Significant Observable Inputs          25,598,107
                                                   --------------
TOTAL                                              $   25,660,707
                                                   ==============

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, the Fund had an investment of $1,608,787 in a repurchase agreement.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/ depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2008, there were no securities sold short.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was $687,307 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $13,671,438, which are available to reduce future required distributions of net capital gains to shareholders. $11,623,877 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                           GROSS          GROSS
                                         UNREALIZED     UNREALIZED    NET UNREALIZED
                             COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                         ------------   ------------   ------------   --------------
Investments ..........   $ 24,052,376       $--           $(456)         $ (456)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Committee Chairman receives an annual fee of $1,000 and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2008, the Fund incurred distribution costs payable to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, of $32,548, or 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $434,516 and $466,504, respectively.

6. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2008, there were no borrowings under the line of credit.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2008                  YEAR ENDED
                                                                  (UNAUDITED)                DECEMBER 31, 2007
                                                           -------------------------    --------------------------
                                                             SHARES        AMOUNT         SHARES         AMOUNT
                                                           ----------    -----------    -----------    -----------
Shares sold ...........................................        97,583    $ 1,026,290         49,331    $   522,727
Shares issued upon reinvestment of distributions ......            --             --         60,396        631,134
Shares redeemed .......................................      (181,914)    (1,910,686)      (593,221)    (6,310,346)
                                                           ----------    -----------    -----------    -----------
   Net decrease .......................................       (84,331)   $  (884,396)      (483,494)   $(5,156,485)
                                                           ==========    ===========    ===========    ===========

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $0 and $1, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global
Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

- Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (Multiclass)
                                        Portfolio Manager: Mario J. Gabelli, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
                                          Portfolio Manager: Barbara Marcin, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (Multiclass)
                                               Portfolio Manager: Susan M. Byrne

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (Multiclass)
                                        Portfolio Manager: Mario J. Gabelli, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (Multiclass)
                                        Portfolio Manager: Mario J. Gabelli, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (Multiclass)
                                        Portfolio Manager: Nicholas F. Galluccio

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(Multiclass)                          Portfolio Manager: Elizabeth M. Lilly, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (Multiclass)
                                          Portfolio Manager: Howard F. Ward, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
                                                 Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (Multiclass)
                                                                    Team Managed

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (Multiclass)
                                                                    Team Managed

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
                                        Portfolio Manager: Mario J. Gabelli, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (Multiclass)
                                           Co-Portfolio Managers: Susan M. Byrne
                                                               Mark Freeman, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (Multiclass)                Portfolio Manager: Barbara Marcin, CFA


SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
                                                                  Team Managed

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (Multiclass)
                                                                    Team Managed

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (Multiclass)
                                     Portfolio Manager: Christopher C. Desmarais

SECTOR
GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (Multiclass)
                                                                    Team Managed

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
                                                 Portfolio Manager: Caesar Bryan

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
                                                                    Team Managed

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
                                        Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
                                        Portfolio Manager: Henry Van der Eb, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
                                           Portfolio Manager: Martin Weiner, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (Multiclass)
                                           Portfolio Manager: Martin Weiner, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (Multiclass)
                                            Portfolio Manager: Mark Freeman, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
                                          Co-Portfolio Manager: Judith A. Raneri
                                           Co-Portfolio Manager: Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                              Anthony R. Pustorino
Chairman and Chief                                 Certified Public Accountant,
Executive Officer                                  Professor Emeritus
GAMCO Investors, Inc.                              Pace University

E. Val Cerutti                                     Werner J. Roeder, MD
Chief Executive Officer                            Medical Director
Cerutti Consultants, Inc.                          Lawrence Hospital

Anthony J. Colavita                                Henry G. Van der Eb, CFA
Attorney-at-Law                                    President and Chief
Anthony J. Colavita, P.C.                          Executive Officer
                                                   GAMCO Mathers Fund
Vincent D. Enright
Former Senior Vice President                       Anthonie C. van Ekris
and Chief Financial Officer                        Chairman
KeySpan Corp.                                      BALMAC International, Inc.

                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA                           Anne E. Morrissy, CFA
President and                                      Executive Vice President
Portfolio Manager
                                                   Heidi M. Koontz
Bruce N. Alpert                                    Vice President
Executive Vice President
and Secretary                                      Edith L. Cook
                                                   Vice President
Agnes Mullady
Treasurer                                          Peter D. Goldstein
                                                   Chief Compliance Officer

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q208SR

                                                                           GAMCO

GAMCO
MATHERS
FUND

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.